Subsequent Events	1 Months Ended	8 Months Ended
	Feb. 28, 2025	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after February 28, 2025, the balance sheet date, through June 2, 2025, the date that the audited financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than as disclosed below.

The Sponsor deposited an aggregate of $349,950 into the Company’s bank account, depositing $100,000 in March 2025, $50,000 in April 2025, and $199,950 in May 2025. The $349,950 will be accounted for as a capital contribution by the Sponsor and applied to the Sponsor’s purchase of Private Placement Units in the private placement that will close simultaneously with the Proposed Public Offering.

In May 2025, the Company effected a share capitalization for an additional 1,009,988 Class B ordinary shares for no additional consideration, resulting in 7,069,913 Class B ordinary shares outstanding. Of the 7,069,913 Class B ordinary shares outstanding, up to 922,162 shares are subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part. All share and per-share amounts have been retroactively restated to reflect the share capitalization.

The Company made $148,813 of payments to service providers subsequent to February 28, 2025.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after September 30, 2025, the balance sheet date, through the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.